UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL 60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        5/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              64

Form 13F Information Table Value Total:  $      877,283
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3COM CORP                    COM              885535104    57142  7450000 SH       SOLE                7450000      0    0
AIRGAS INC                   COM              009363102    61813   971600 SH       SOLE                 971600      0    0
AIRGAS INC                   COM              009363902     6362     1000 SH  CALL SOLE                   1000      0    0
ALCON INC                    COM SHS          H01301102     1616    10000 SH       SOLE                  10000      0    0
AMERICAN WTR WKS CO INC NEW  COM              030420103     4896   225000 SH       SOLE                 225000      0    0
ARGON ST INC                 COM              040149106      665    25000 SH       SOLE                  25000      0    0
ATP OIL & GAS CORP           COM              00208J108      390    20725 SH       SOLE                  20725      0    0
BANK OF AMERICA CORPORATION  COM              060505904    19635    11000 SH  CALL SOLE                  11000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    16983   951441 SH       SOLE                 951441      0    0
BERRY PETE CO                CL A             085789105      605    21500 SH       SOLE                  21500      0    0
BJ SVCS CO                   COM              055482103    19155   895100 SH       SOLE                 895100      0    0
BOISE INC                    COM              09746Y105      398    65000 SH       SOLE                  65000      0    0
BOWNE & CO INC               COM              103043105      558    50000 SH       SOLE                  50000      0    0
BPW ACQUISITION CORP         COM              055637102    26755  2148963 SH       SOLE                2148963      0    0
CELSIUS HOLDINGS INC         COM NEW          15118V207     2600   800000 SH       SOLE                 800000      0    0
CELSIUS HOLDINGS INC         *W EXP 99/99/999 15118V116      216   196537 SH       SOLE                 196537      0    0
CF INDS HLDGS INC            COM              125269950     4559      500 SH  PUT  SOLE                    500      0    0
CF INDS HLDGS INC            COM              125269900     4559      500 SH  CALL SOLE                    500      0    0
CKX INC                      COM              12562M106      306    50000 SH       SOLE                  50000      0    0
COMMSCOPE INC                COM              203372107     1681    60000 SH       SOLE                  60000      0    0
CORRIENTE RES INC            COM NEW          22027E409     8079  1000000 SH       SOLE                1000000      0    0
DIEDRICH COFFEE INC          COM NEW          253675201      924    26552 SH       SOLE                  26552      0    0
FLOTEK INDS INC DEL          COM              343389102      273   215000 SH       SOLE                 215000      0    0
GRACE W R & CO DEL NEW       COM              38388F108     1527    55000 SH       SOLE                  55000      0    0
HEARTWARE INTL INC           COM              422368100     9637   216699 SH       SOLE                 216699      0    0
INVENTIV HEALTH INC          COM              46122E105       36     1600 SH       SOLE                   1600      0    0
JPMORGAN CHASE & CO          COM              46625H100      448    10000 SH       SOLE                  10000      0    0
LEAP WIRELESS INTL INC       COM NEW          521863308      646    39500 SH       SOLE                  39500      0    0
LIBERTY ACQUISITION HLDGS CO COM              53015Y107    10868  1100000 SH       SOLE                1100000      0    0
LIBERTY MEDIA CORP           LIB STAR COM A   53071M708    13263   242600 SH       SOLE                 242600      0    0
LOEWS CORP                   COM              540424108     2237    60000 SH       SOLE                  60000      0    0
MEAD JOHNSON NUTRITION CO    COM              582839106      940    18000 SH       SOLE                  18000      0    0
MILLIPORE CORP               COM              601073109    25914   245400 SH       SOLE                 245400      0    0
NORTHERN OIL AND GAS INC NEV COM              665531109     1989   125500 SH       SOLE                 125500      0    0
OMEROS CORP                  COM              682143102      200    28475 SH       SOLE                  28475      0    0
OSI PHARMACEUTICALS INC      COM              671040103    78719  1321900 SH       SOLE                1321900      0    0
OSI PHARMACEUTICALS INC      COM              671040953    53482     8981 SH  PUT  SOLE                   8981      0    0
OSI PHARMACEUTICALS INC      COM              671040903    11315     1900 SH  CALL SOLE                   1900      0    0
PENN VA CORP                 COM              707882106      980    40000 SH       SOLE                  40000      0    0
PROSHARES TR                 PSHS REAL ESTAT  74347R552      155    25705 SH       SOLE                  25705      0    0
PSYCHIATRIC SOLUTIONS INC    COM              74439H108     6416   215000 SH       SOLE                 215000      0    0
REINSURANCE GROUP AMER INC   COM NEW          759351604      263     5000 SH       SOLE                   5000      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR L RP PF   780097788     2032   126545 SH       SOLE                 126545      0    0
ROYAL BK SCOTLAND GROUP PLC  SPON ADR SER H   780097879      583    30300 SH       SOLE                  30300      0    0
ROYAL BK SCOTLAND GROUP PLC  SPON ADR F       780097804      662    32400 SH       SOLE                  32400      0    0
SERVICE CORP INTL            COM              817565104        2      200 SH       SOLE                    200      0    0
SIRIUS XM RADIO INC          COM              82967N108     1915  2200000 SH       SOLE                2200000      0    0
SKILLSOFT PLC                SPONSORED ADR    830928107      516    50000 SH       SOLE                  50000      0    0
SMITH INTL INC               COM              832110100    72514  1690000 SH       SOLE                1690000      0    0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F953    25155     2150 SH  PUT  SOLE                   2150      0    0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F903     3510      300 SH  CALL SOLE                    300      0    0
STANDARD MTR PRODS INC       COM              853666105     1077   108575 SH       SOLE                 108575      0    0
STEWART ENTERPRISES INC      NOTE 3.125% 7/1  860370AH8     2738     3000 PRN      SOLE                   3000      0    0
STEWART ENTERPRISES INC      NOTE 3.375% 7/1  860370AK1     9811    11000 PRN      SOLE                  11000      0    0
STEWART ENTERPRISES INC      CL A             860370105     4625   740000 SH       SOLE                 740000      0    0
SULPHCO INC                  COM              865378103      102   350000 SH       SOLE                 350000      0    0
TALBOTS INC                  COM              874161902    12377     9550 SH  CALL SOLE                   9550      0    0
TELMEX INTERNACIONAL SAB DE  SPONS ADR SR L   879690105    19280  1000000 SH       SOLE                1000000      0    0
TERRA INDS INC               COM              880915103    33077   722000 SH       SOLE                 722000      0    0
VARIAN INC                   COM              922206107    39108   755271 SH       SOLE                 755271      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
WASHINGTON FED INC           COM              938824109      196     9626 SH       SOLE                   9626      0    0
XTO ENERGY INC               COM              98385X956    23590     5000 SH  PUT  SOLE                   5000      0    0
XTO ENERGY INC               COM              98385X106   164048  3470400 SH       SOLE                3470400      0    0
YOUBET COM INC               COM              987413101     1161   395000 SH       SOLE                 395000      0    0


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